Intangible Assets (Details) - Unique Logistics International, Inc. [Member] - USD ($)	12 Months Ended
	May 31, 2023	May 31, 2022
Intangible Assets (Details) [Line Items]
Amortization of Intangible Assets (in Dollars)	$ 987,611	$ 707,149
Estimated useful life	6 years 3 months 29 days
Tradenames and Non Compete Agreements [Member] | Minimum [Member]
Intangible Assets (Details) [Line Items]
Finite-lived intangible asset, useful life	3 years
Tradenames and Non Compete Agreements [Member] | Maximum [Member]
Intangible Assets (Details) [Line Items]
Finite-lived intangible asset, useful life	10 years
Customer Relationships [Member]
Intangible Assets (Details) [Line Items]
Estimated useful life	7 years
Customer Relationships [Member] | Minimum [Member]
Intangible Assets (Details) [Line Items]
Finite-lived intangible asset, useful life	12 years
Customer Relationships [Member] | Maximum [Member]
Intangible Assets (Details) [Line Items]
Finite-lived intangible asset, useful life	15 years